CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CondensedFinancialInformationOfCompanyLineItems [Line Items]
Restricted capital and reserves | ¥			¥ 63,180
USD [Member]
CondensedFinancialInformationOfCompanyLineItems [Line Items]
Restricted capital and reserves | $
Condensed [Member]
CondensedFinancialInformationOfCompanyLineItems [Line Items]
Restricted capital and reserves | ¥		11,970
Dividend Payables | ¥
Condensed [Member] | USD [Member]
CondensedFinancialInformationOfCompanyLineItems [Line Items]
Restricted capital and reserves | $	1,840
Dividend Payables | $